INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of allocation of federal and state income taxes between current and deferred portions

	Year Ended
	December 31,
	2013	2012
Federal:
Current	$1,353,596	$1,366,578
Deferred	(432,303)	125,033
	921,293	1,491,611

State:
Current	405,650	484,310
Deferred	59,065	69,113
	464,715	553,423

	$1,386,008	$2,045,034

Schedule of the Company's income tax expense differed from the maximum statutory federal rate

	Year Ended
	December 31,
	2013	2012
Expected income taxes	$1,659,724	$2,138,337
Income tax effect of:
State taxes, net of federal income tax benefit	251,528	332,911
Tax exempt interest, net	(419,935)	(333,886)
Income taxed at lower rates	(47,421)	(61,095)
Other	(57,888)	(31,233)

	$1,386,008	$2,045,034

Schedule of tax effects of principal temporary differences

	December 31,
	2013	2012
Deferred tax assets:
Allowance for loan losses	$2,225,086	$2,393,884
Deferred compensation	216,455	176,433
Accrued expenses	3,980	—
Purchase accounting adjustments for:
Loans	37,179	49,988
Securities	136,811	162,889
Unrealized loss on securities available for sale	994,004	—
OREO writedowns and expenses	557,506	316,132
Other	366,107	56,188
	4,537,128	3,155,514

Deferred tax liabilities:
Federal Home Loan Bank stock	(300,687)	(304,238)
Core deposit intangible	(107,858)	(215,445)
Mortgage servicing rights	(365,462)	(326,905)
Unrealized gain on securities available for sale	—	(702,588)
Purchase accounting adjustments for:
Premises and equipment	(291,512)	(301,426)
Federal Home Loan Bank advances	(7,958)	(13,390)
Premises and equipment	(210,278)	(107,979)
	(1,283,755)	(1,971,971)

Net deferred taxes	$3,253,373	$1,183,543